Trade and Other Payables - Disclosure of trade and other payables (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Trade and other payables [abstract]
Trade payables	$ 26,504	$ 11,346
Accrued expenses	24,518	17,309
Income tax payable	57	57
Liability settled share based awards	1,805	4,703
Other	1,957	2,403
Total trade and other payables	$ 54,840	$ 35,817